Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and other benefits	$ 10,031	$ 8,747
Equity-settled share based compensation	9,148	9,047
Cash-settled share based compensation	419	1,432
Key management personnel compensation	$ 19,598	$ 19,226